Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued expenses and other current liabilities
Salary and welfare	¥ 127,560	$ 20,017	¥ 158,213
Deposits from third-party couriers and suppliers	54,771	8,595	91,000
Accrued operational expenses	61,100	9,588	45,767
Accrued professional fee	27,831	4,367	1,995
Payable related to issuance of preferred shares			33,000
Others	26,788	4,204	17,493
Total	¥ 298,050	$ 46,771	¥ 347,468